Fair Value of Financial Instruments and Interest Rate Risk (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements, Assets and Liabilities

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2015 and September 30, 2014 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of March 31, 2015
U.S. Treasury securities	$275,477	$275,477	$—	$—
U.S. Agency securities	74,801	—	74,801	—
Mortgage-backed securities	1,044,021	—	1,044,021	—
States and political subdivision securities	2,108	—	150	1,958
Corporate debt securities	5,062	—	5,062	—
Other	1,039	—	1,039	—

Securities available for sale	$1,402,508	$275,477	$1,125,073	$1,958

Derivatives-assets	$27	$—	$27	$—
Derivatives-liabilities	48,814	—	48,814	—
Fair value loans and written loan commitments	1,060,598	—	1,060,598	—

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
U.S. Treasury securities	$222,725	$222,725	$—	$—
U.S. Agency securities	—	—	—	—
Mortgage-backed securities	1,103,415	—	1,103,415	—
States and political subdivision securities	2,189	—	160	2,029
Corporate debt securities	11,873	—	11,873	—
Other	1,040	—	1,040	—

Securities available for sale	$1,341,242	$222,725	$1,116,488	$2,029

Derivatives-assets	$19	$—	$19	$—
Derivatives-liabilities	13,092	—	13,092	—
Fair value loans and written loan commitments	985,411	—	985,411	—

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at September 30 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
U.S. Treasury securities	$222,725	$222,725	$—	$—
Mortgage-backed securities	1,103,415	—	1,103,415	—
States and political subdivision securities	2,189	—	160	2,029
Corporate debt securities	11,873	—	11,873	—
Other	1,040	—	1,040	—

Securities available for sale	$1,341,242	$222,725	$1,116,488	$2,029

Derivatives-assets	$19	$—	$19	$—
Derivatives-liabilities	13,092	—	13,092	—
Fair value loans and written loan commitments	985,411	—	985,411	—

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2013
U.S. Treasury securities	$—	$—	$—	$—
Mortgage-backed securities	1,459,444	—	1,459,444	—
States and political subdivision securities	3,532	—	1,289	2,243
Corporate debt securities	12,013	—	12,013	—
Other	5,460	—	5,460	—

Securities available for sale	$1,480,449	$—	$1,478,206	$2,243

Derivatives-assets	$375	$—	$375	$—
Derivatives-liabilities	1,526	—	1,526	—
Fair value loans and written loan commitments	841,862	—	841,862	—

Schedule of Available-for-Sale Securities Reconciliation

The following table presents the changes in Level 3 financial instruments for the three months ended March 31, 2015 and 2014 (in thousands):

Other Securities Available for Sale
Balance as of December 31, 2014	$1,958
Principal paydown	—

Balance as of March 31, 2015	$1,958

Balance as of December 31, 2013	$2,243
Principal paydown	—

Balance as of March 31, 2014	$2,243

The following table presents the changes in Level 3 financial instruments for the six months ended March 31, 2015 and 2014 (in thousands):

Other Securities Available for Sale
Balance as of September 30, 2014	$2,029
Principal paydown	(71)

Balance as of March 31, 2015	$1,958

Balance as of September 30, 2013	$2,243
Principal paydown	—

Balance as of March 31, 2014	$2,243

The following table presents the changes in Level 3 financial instruments for the years ended September 30, 2014 and 2013 (in thousands):

Other Securities Available for Sale
Balance at September 30, 2012	$3,852
Principal paydown	(1,609)

Balance at September 30, 2013	$2,243
Principal paydown	(214)

Balance at September 30, 2014	$2,029

Mortgage Loans Held-for-Sale, Fair Value Measurement

The following tables present the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2015 and September 30, 2014 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of March 31, 2015
Other real estate owned	$25,162	$—	$—	$25,162
Impaired loans	161,904	—	—	161,904
Loans held for sale, at lower of cost or fair value	9,006	—	9,006	—

As of September 30, 2014
Other real estate owned	$36,879	$—	$—	$36,879
Impaired loans	111,265	—	—	111,265
Loans held for sale, at lower of cost or fair value	10,381	—	10,381	—

The following tables present the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2014 and 2013 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
Other real estate owned	$36,879	$—	$—	$36,879
Impaired loans	111,265	—	—	111,265
Loans held for sale, at lower of cost or fair value	10,381	—	10,381	—

As of September 30, 2013
Other real estate owned	$40,723	$—	$—	$40,723
Impaired loans	154,512	—	—	154,512
Loans held for sale, at lower of cost or fair value	8,271	—	8,271	—

Mortgage Loans Held-for-Sale, Recurring and Nonrecurring Fair Value Measurements

The valuation techniques and significant unobservable inputs used to measure Level 3 fair value measurements at March 31, 2015 were as follows (in thousands):

Financial Instrument	Fair Value of Assets / (Liabilities) at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Other real estate owned	$25,162	Appraisal value	Property specific adjustment	N/A	N/A
Impaired loans	$161,904	Appraisal value	Property specific adjustment	N/A	N/A

The valuation techniques and significant unobservable inputs used to measure Level 3 fair value measurements at September 30, 2014 were as follows:

Financial Instrument	Fair Value of Assets / (Liabilities) at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Other real estate owned	$36,879	Appraisal value	Property specific adjustment	N/A	N/A
Impaired loans	$111,265	Appraisal value	Property specific adjustment	N/A	N/A

Fair Value, by Balance Sheet Grouping

Fair values for balance sheet instruments as of March 31, 2015 and September 30, 2014, are as follows (in thousands):

		March 31, 2015		September 30, 2014
	Level in Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and due from banks	Level 1	$358,440	$358,440	$256,639	$256,639
Loans, net excluding fair valued loans and loans held for sale	Level 3	5,950,437	5,935,242	5,744,157	5,734,274
Accrued interest receivable	Level 2	37,933	37,933	42,609	42,609
Federal Home Loan Bank stock	Level 2	31,810	31,810	35,922	35,922
Liabilities
Deposits	Level 3	$7,487,698	$7,499,432	$7,052,180	$7,057,591
FHLB advances, related party notes payable, and other borrowings	Level 2	516,314	510,339	616,389	604,615
Securities sold under repurchase agreements	Level 2	163,343	163,343	161,687	161,687
Accrued interest payable	Level 2	4,469	4,469	5,273	5,273
Subordinated debentures	Level 2	56,083	56,084	56,083	56,084

Fair values for balance sheet instruments as of September 30, 2014 and 2013, are as follows (in thousands):

		2014		2013
	Level in Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and due from banks	Level 1	$256,639	$256,639	$282,157	$282,157
Loans, net excluding fair valued loans and loans held for sale	Level 3	5,744,157	5,734,274	5,456,676	5,420,963
Accrued interest receivable	Level 2	42,609	42,609	41,065	41,065
Federal Home Loan Bank stock	Level 2	35,922	35,922	28,765	28,765

Liabilities
Deposits	Level 3	$7,052,180	$7,057,591	$6,948,208	$6,959,936
FHLB advances, related party notes payable, and other borrowings	Level 2	616,389	604,615	431,902	421,593
Securities sold under repurchase agreements	Level 2	161,687	161,687	217,562	217,562
Accrued interest payable	Level 2	5,273	5,273	6,790	6,790
Subordinated debentures	Level 2	56,083	56,084	56,083	56,084